Leases - Lease Liability (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of lease liabilities
Lease liabilities	$ (953)	$ (987)	$ (681)
Minimum
Present value of lease liabilities
Discount rates used for calculating the present value of lease liabilities	0.00%
Maximum
Present value of lease liabilities
Discount rates used for calculating the present value of lease liabilities	63.00%
Due within one year
Present value of lease liabilities
Lease liabilities	$ (228)	(233)	(192)
Later than one year and not later than five years
Present value of lease liabilities
Lease liabilities	(549)	(544)	(389)
Later than five years
Present value of lease liabilities
Lease liabilities	$ (176)	$ (210)	$ (100)